Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	ENTRAVISION COMMUNICATIONS CORP
Entity Central Index Key	0001109116
Entity Emerging Growth Company	false
Entity File Number	001-15997
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4783236
Entity Address, Address Line One	1 Estrella Way
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91504
City Area Code	310
Local Phone Number	447-3870
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	EVC
Security Exchange Name	NYSE